UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number: ______
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alesco Advisors LLC
Address: 1080 Pittsford-Victor Road
         Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. Bradley
Title: Chief Compliance Officer
Phone: (585) 586-0970


Signature, Place, and Date of Signing:

  JEFFREY D. BRADLEY                 Pittsford, NY             2/6/2007
-------------------------         -------------------        -------------------
     (Signature)                     (City, State)               (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total:  $299,984
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                              TITLE OF                                SHARES/  SH/    PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER             CLASS            CUSIP        VALUE    PRN AMT  PRN    CALL  DSCRETN  MANAGERS   SOLE  SHARED   NONE
-----------------------       --------        ---------    --------   -------  ---    ----  ------- ----------  ----- ------   ----
ANAREN INC                    COM             032744 10 4  $   488             27,501       OTHER                9,200        18,301
ANHEUSER BUSCH COS INC        COM             035229 10 3  $ 2,404             48,858       OTHER               48,858             0
BANK OF AMERICA CORPORATION   COM             060505 10 4  $ 8,980            168,195       OTHER                1,605       166,590
BROWN & BROWN INC             COM             115236 10 1  $   372             13,180       OTHER                    0        13,180
CITIGROUP INC                 COM             172967 10 1  $   258              4,638       OTHER                4,638             0
DIAMONDS TR                   UNIT SER 1      252787 10 6  $   224              1,800       SOLE                 1,800             0
STREETTRACKS SER TR           DJ WLSH REIT    86330E 60 4  $14,847            169,008       OTHER              165,883         3,125
FIRST NIAGARA FINL GP INC     COM             33582V 10 8  $ 2,211            148,793       OTHER              148,793             0
GENERAL ELECTRIC CO           COM             369604 10 3  $   295              7,933       OTHER                7,933             0
HOME PROPERTIES, INC. REIT    COM             437306 10 3  $   510              8,600       OTHER                8,600             0
INTERNATIONAL BUSINESS MACHS  COM             459200 10 1  $   528              5,436       OTHER                5,436             0
ISHARES TR                    20+ YR TRS BD   464287 43 2  $ 1,037             11,725       SOLE                10,925           800
ISHARES TR                    LEHMAN AGG BND  464287 22 6  $ 3,677             36,885       SOLE                36,660           225
ISHARES TR                    MSCI EAFE IDX   464287 46 5  $27,442            374,795       SOLE               362,070        12,725
ISHARES TR                    MSCI EMERG MKT  464287 23 4  $   330              2,890       SOLE                 2,890             0
ISHARES TR                    RUSSELL 1000    464287 62 2  $ 1,621             21,100       SOLE                21,100             0
ISHARES TR                    RUSSELL1000VAL  464287 59 8  $   213              2,575       SOLE                 2,575             0
ISHARES TR                    RSSL MCRCP IDX  464288 86 9  $   878             15,020       SOLE                15,020             0
ISHARES TR                    S&P MIDCAP 400  464287 50 7  $30,820            384,431       SOLE               367,856        16,575
ISHARES TR                    S&P MC 400 GRW  464287 60 6  $11,065            138,810       SOLE               133,835         4,975
ISHARES TR                    S&P MIDCP VALU  464287 70 5  $12,168            153,555       SOLE               147,780         5,775
ISHARES TR                    S&P 500 INDEX   464287 20 0  $25,702            180,998       SOLE               177,748         3,250
ISHARES TR                    S&P 500 GRW     464287 30 9  $ 8,138            125,351       SOLE               119,919         5,431
ISHARES TR                    S&P 500 VALUE   464287 40 8  $ 7,883            102,525       SOLE                96,625         5,900
ISHARES TR                    S&P SMLCAP 600  464287 80 4  $32,230            488,405       SOLE               467,527        20,877
ISHARES TR                    S&P SMLCP GROW  464287 88 7  $10,589             82,750       SOLE                79,475         3,275
ISHARES TR                    S&P SMLCP VALU  464287 87 9  $ 8,213            109,015       SOLE               102,315         6,700
ISHARES TR                    US TIPS BD FD   464287 17 6  $ 2,281             23,085       SOLE                20,810         2,275
M&T BK CORP                   COM             55261F 10 4  $   380              3,110       OTHER                3,110             0
PARLUX FRAGRANCES INC         COM             701645 10 3  $   307             55,100       OTHER                    0        55,100
PAYCHEX INC                   COM             704326 10 7  $   441             11,142       OTHER               11,142             0
PHOENIX FOOTWEAR GROUP INC    COM             71903M 10 0  $ 3,174            721,300       OTHER                    0       721,300
SPDR TR                       UNIT SER 1      78462F 10 3  $76,849            542,643       SOLE               521,056        21,588
MIDCAP SPDR TR                UNIT SER 1      595635 10 3  $   435              2,975       SOLE                 2,975             0
SCHLUMBERGER LTD              COM             806857 10 8  $   202              3,200       OTHER                3,200             0
VANGUARD INDEX FDS            REIT ETF        922908 55 3  $ 2,264             29,400       SOLE                29,400             0
VANGUARD INDEX FDS            SMALL CP ETF    922908 75 1  $   225              3,300       SOLE                 3,300             0
XEROX CORP                    COM             984121 10 3  $   304             17,922       OTHER               17,922             0